UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Regiment Capital Management, LLC
Address: 222 Berkeley Street 12th Floor
         Boston, MA  02116

13F File Number:  028-11560

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Marc Volpe
Title:     Chief Compliance Officer
Phone:     617-488-1600

Signature, Place, and Date of Signing:

 /s/    Marc Volpe     Boston, MA     February 11, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    20

Form 13F Information Table Value Total:    $531,404 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BP PLC                         SPONSORED ADR    055622104    62460  1500000 SH  CALL SOLE                  1500000        0        0
DISH NETWORK CORP              CL A             25470M109    28641   786833 SH       SOLE                   786833        0        0
DISH NETWORK CORP              CL A             25470M109   138538  3806000 SH  CALL SOLE                  3806000        0        0
ECHOSTAR CORP                  CL A             278768106     5386   157386 SH       SOLE                   157386        0        0
EXCO RESOURCES INC             COM              269279402     3363   496693 SH       SOLE                   496693        0        0
FASTENAL CO                    COM              311900104    69667  1493400 SH  PUT  SOLE                  1493400        0        0
FLAGSTAR BANCORP INC           COM PAR .001     337930705     4331   223224 SH       SOLE                   223224        0        0
FOSTER WHEELER AG              COM              H27178104    21224   872700 SH  CALL SOLE                   872700        0        0
FTI CONSULTING INC             COM              302941109    23562   713996 SH       SOLE                   713996        0        0
GEO GROUP INC                  COM              36159R103    14594   517500 SH  CALL SOLE                   517500        0        0
HUNTSMAN CORP                  COM              447011107    25440  1600000 SH  CALL SOLE                  1600000        0        0
LIVE NATION ENTERTAINMENT IN   NOTE 2.875% 7/1  538034AB5      990  1000000 PRN      SOLE                  1000000        0        0
MUELLER WTR PRODS INC          COM SER A        624758108     8415  1500000 SH       SOLE                  1500000        0        0
NABORS INDUSTRIES LTD          SHS              G6359F103    15847  1096700 SH  CALL SOLE                  1096700        0        0
NAVIOS MARITIME HOLDINGS INC   COM              Y62196103    12621  3745203 SH       SOLE                  3745203        0        0
NRG ENERGY INC                 COM NEW          629377508     2931   127500 SH       SOLE                   127500        0        0
PROSHARES TR                   REAL EST NEW 11  74348A871     1933    79666 SH       SOLE                    79666        0        0
RADIAN GROUP INC               COM              750236101    24440  4000000 SH       SOLE                  4000000        0        0
VALERO ENERGY CORP NEW         COM              91913Y100    26539   777800 SH  CALL SOLE                   777800        0        0
WALGREEN CO                    COM              931422109    40482  1093800 SH  CALL SOLE                  1093800        0        0